Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.87% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.0%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,620,941
4.00%, 10/1/38	A+/F	4,270,000	4,290,371
4.00%, 10/1/36	A+/F	2,455,000	2,494,045
4.00%, 10/1/34	A+/F	2,110,000	2,165,304

			10,570,661
California (98.2%)
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	469,837
Ser. A, zero %, 10/1/49	A3	10,000,000	5,402,751
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,437,279
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 2.60%, 4/1/53	VMIG 1	2,710,000	2,710,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,685,158
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	4,193,966
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	931,282
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	5,334,683
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,674,693	4,755,590
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,955,366	3,853,732
CA Muni. Fin. Auth. Rev. Bonds, (Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	6,787,742
CA Muni. Fin. Auth. Special Fin. Agcy. VII Essential Hsg. 144A Rev. Bonds, (The Breakwater Apt.), Ser. A-1, 3.00%, 8/1/56	BB+/P	2,000,000	1,326,648
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB-	1,500,000	1,598,573
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,187,020
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,040,497
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,071,064
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,570,988
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	5,289,241
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,506,962
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,762,651
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,032,948
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,264,654
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,857,013
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,459,437
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	926,021
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	1,004,642
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	578,976
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	767,478
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	442,320
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,062,829
CA State G.O. Bonds
5.00%, 10/1/45	Aa2	5,575,000	6,372,865
3.00%, 12/1/46	Aa2	1,750,000	1,491,045
3.00%, 12/1/43	Aa2	500,000	441,853
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	1,000,000	1,009,897
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	2,365,000	2,386,620
(Summit Pub. Schools), 5.00%, 6/1/53 (Prerefunded 6/1/27)	AAA/P	1,250,000	1,337,356
(Summit Pub. Schools), 5.00%, 6/1/53	Ba3	1,100,000	997,976
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	3,015,322
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	3,000,000	3,041,956
(Summit Pub. Schools), 5.00%, 6/1/47 (Prerefunded 6/1/27)	AAA/P	530,000	567,039
(Summit Pub. Schools), 5.00%, 6/1/47	Ba3	470,000	435,749
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,027,339
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	220,013
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,032,639
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	867,315
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,222,159
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	504,370
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	422,115
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB+	500,000	510,622
5.00%, 5/1/37	BB+	1,000,000	1,027,714
5.00%, 5/1/34	BB+	800,000	832,427
5.00%, 5/1/33	BB+	600,000	625,775
5.00%, 5/1/31	BB+	825,000	863,787
CA State Edl. Fac. Auth. Rev. Bonds
(St. Mary's College of CA), 5.50%, 10/1/53	BBB-	1,500,000	1,583,905
(St. Mary's College of CA), 5.25%, 10/1/44	BBB-	1,750,000	1,853,665
(U. of the Pacific), 5.00%, 11/1/53	A2	4,000,000	4,364,890
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	435,912
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	436,175
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	514,920
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	1,009,387
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	407,061
5.00%, 8/1/50	Baa3	500,000	511,328
5.00%, 8/1/40	Baa3	1,000,000	1,040,409
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Lundquist Inst. for Biomedical Innovation at Harbor - UCLA Med. Ctr.), 5.00%, 9/1/48	Baa2	4,850,000	4,890,747
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	1,305,000	1,328,273
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,908,914
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	A2	1,000,000	1,017,729
(Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	11,000,000	8,965,754
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,353,059
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,301,930
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,473,128
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	639,969
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,222,902
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,385,378
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	521,748
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,766,908
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	534,874
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	895,787
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,346,518
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB/P	2,920,000	2,313,098
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	480,000	427,547
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (CA Science Ctr. Foundation), 4.00%, 5/1/55	A3	6,945,000	6,734,096
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	637,756
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,008,297
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	729,164
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,735,239
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	2,848,330
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,075,362
(Cmnty. Hosp. of Central CA), Ser. A, 5.00%, 2/1/47	A3	3,400,000	3,465,153
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,121,669
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	5,195,000	5,348,435
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA-	5,500,000	6,164,398
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	500,000	518,578
(Master's U. (The)), 5.00%, 8/1/39	BBB-	3,390,000	3,500,068
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,198,429
(Master's U. (The)), 5.00%, 8/1/34	BBB-	1,385,000	1,465,414
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB-/F	750,000	568,739
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB-/F	750,000	581,847
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,352,383
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,184,027
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	4,827,369
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB-/F	295,000	252,435
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,616,634
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,322,337
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	413,363
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	895,884
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,351,241
(United Airlines, Inc.), 4.00%, 7/15/29	BB-	5,000,000	4,921,930
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	7,144,880
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	803,249
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,322,352
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,296,420
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	995,211
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	950,601
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	635,059
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	654,205
CA State Muni. Fin. Auth. Special Tax Bonds, Ser. B
5.75%, 9/1/53	BB-/P	1,850,000	1,961,790
5.50%, 9/1/43	BB-/P	600,000	639,318
CA State Muni. Fin. Auth. Mobile Home Pk. Rev. Bonds, (Caritas Acquisitions IX, LLC), Ser. A
5.25%, 8/15/58	A-	800,000	838,060
5.25%, 8/15/53	A-	900,000	948,750
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,555,121
CA State Poll. Control Fin. Auth. 144A Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,253,344
(Poseidon Resources Channelside LP), 5.00%, 7/1/39	Baa3	2,250,000	2,313,999
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,487,567
2.50%, 7/1/31	A-	1,125,000	1,119,405
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	2,140,000	2,173,035
CA State Pub. Wks. Board Rev. Bonds (Various Capital), Ser. D, 5.00%, 11/1/39(T)	Aa3	10,915,000	12,915,720
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB-	7,000,000	7,184,492
5.00%, 1/1/43	BBB-	2,195,000	2,272,060
4.25%, 1/1/43	BBB-	3,450,000	3,388,459
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	900,000	907,808
Ser. B-1, 5.00%, 6/1/49	BBB+	535,000	551,235
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB+	310,000	320,036
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,005,629
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A-	100,000	99,020
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A-	100,000	99,889
Ser. A, 4.00%, 6/1/40	A-	400,000	401,136
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	200,607
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	325,986
Ser. A, 4.00%, 6/1/39	A-	300,000	301,920
Ser. A, 4.00%, 6/1/38	A-	275,000	278,093
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	253,004
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	809,614
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	102,299
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	232,166
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	629,428
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	103,903
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	363,661
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	208,773
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,481,501
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,355,548
CA State U. Rev. Bonds, Ser. A
5.25%, 11/1/53	Aa2	4,150,000	4,766,323
5.25%, 11/1/48	Aa2	1,000,000	1,161,108
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,571,035
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	324,356
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,016,257
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	3,440,000	3,250,542
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,302,872
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,013,677
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	643,763
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	9,000,000	6,781,062
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,073,476
4.00%, 9/1/41	BB+/P	500,000	492,663
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Loma Linda U. Med. Ctr.), Ser. A, 5.25%, 12/1/56	BB	2,000,000	2,006,434
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,344,386
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,531,304
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	472,959
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	382,098
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	737,061
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	635,000	586,514
Central CA Unified School Dist. G.O. Bonds, Ser. B, 5.25%, 8/1/52	Aa3	4,500,000	5,071,425
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	668,038
zero %, 8/1/39	AA	1,075,000	584,486
zero %, 8/1/38	AA	1,000,000	569,948
zero %, 8/1/36	AA	545,000	341,308
zero %, 8/1/34	AA	715,000	486,746
zero %, 8/1/33	AA	250,000	177,306
Chabot-Las Positas Cmnty. College Dist. G.O. Bonds, Ser. C, 5.25%, 8/1/48	Aa2	7,000,000	8,035,359
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,153,308
4.00%, 9/1/45	BB/P	500,000	472,306
3.00%, 9/1/25	BB/P	345,000	339,294
3.00%, 9/1/24	BB/P	335,000	332,382
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	BB+/P	2,000,000	2,088,431
5.375%, 9/1/47	BB+/P	1,615,000	1,702,339
5.25%, 9/1/42	BB+/P	1,585,000	1,681,731
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	741,607
5.50%, 9/1/29	AA-	2,165,000	2,169,812
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,485,050
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	8,595,000	8,924,771
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,350,000	2,290,074
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	3,245,000	2,447,516
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	1,935,625
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	8,110,000	5,427,872
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	7,800,000	5,307,989
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,200,000	1,948,564
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	2,000,000	1,831,595
4.00%, 9/1/40	BB-/P	400,000	388,229
4.00%, 9/1/36	BB-/P	175,000	176,707
4.00%, 9/1/33	BB-/P	425,000	434,244
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	768,635
4.00%, 9/1/45	BB/P	850,000	788,327
Dublin, Special Tax Bonds, (Cmnty. Fac. Dist. No. 2015-1 Impt. Area No. 5), 5.375%, 9/1/51	BB/P	1,225,000	1,272,105
East Bay Muni. Util. Dist. Waste Wtr. Syst. Rev. Bonds, (Green Bonds), Ser. A, 5.00%, 6/1/45	AAA	1,130,000	1,287,716
El Rancho, Unified School Dist. G.O. Bonds, Ser. D, BAM, 5.75%, 8/1/48	AA	1,500,000	1,798,200
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,213,113
Federal Home Loan Mortgage Loan Corporation Multi-Fam. VRD Certif., Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	775,879
Fillmore, Cmnty. Fac. Special Tax Bonds, (Dist. No. 5), 5.00%, 9/1/43	BB/P	1,095,000	1,148,883
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	827,036
4.00%, 9/1/45	BB+/P	750,000	713,496
4.00%, 9/1/40	BB+/P	625,000	622,124
4.00%, 9/1/36	BB+/P	550,000	561,532
4.00%, 9/1/32	BB+/P	240,000	248,125
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	3,215,709
Fremont, Union High School Dist. G.O. Bonds
5.00%, 8/1/35(FWC)	Aaa	2,000,000	2,419,210
5.00%, 8/1/34(FWC)	Aaa	2,500,000	3,035,143
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB+	5,000,000	5,242,575
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,976,047
zero %, 8/1/36	Aa2	4,750,000	2,824,422
zero %, 8/1/35	Aa2	1,000,000	623,750
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	2,989,373
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,800,615	2,821,482
Imperial, Cmnty. College Dist. G.O. Bonds, Ser. A, AGM
5.25%, 8/1/53	AA	1,500,000	1,690,620
5.00%, 8/1/48	AA	1,500,000	1,666,863
Indio, Elec. Fin. Auth. Rev. Bonds, (Imperial Irrigation Dist. Elec. Syst.), Ser. A
5.25%, 1/1/53	A1	2,000,000	2,249,087
5.25%, 1/1/48	A1	1,375,000	1,552,525
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,646,042
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,008,444
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,447,941
Irvine, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 09-1)
Ser. A, 5.00%, 9/1/47	BB+/P	190,000	195,555
Ser. C, 5.00%, 9/1/47	BB+/P	995,000	1,024,091
Ser. A, 5.00%, 9/1/42	BB+/P	395,000	410,432
Ser. B, 5.00%, 9/1/42	BB+/P	995,000	1,033,873
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,118,233
5.00%, 9/1/31	BB+/P	1,045,000	1,057,676
Liberty, Union High School Dist. G.O. Bonds, Ser. B, 3.00%, 8/1/41	Aa2	1,670,000	1,492,647
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,007,586
Long Beach, Arpt. Syst. Rev. Bonds
Ser. B, AGM, 5.00%, 6/1/40	AA	940,000	1,077,474
Ser. A, AGM, 5.00%, 6/1/39	AA	500,000	575,939
Ser. B, AGM, 5.00%, 6/1/39	AA	500,000	575,939
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A1	5,000,000	5,437,899
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,083,057
zero %, 8/1/33	Aa2	625,000	468,100
Long Beach, Fin Auth. Rev. Bonds, 5.00%, 8/1/46	AA-	5,180,000	5,730,700
Long Beach, Unified School Dist. G.O. Bonds
Ser. B, 3.00%, 8/1/48	Aa2	4,600,000	3,781,993
Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	566,641
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. G, 5.00%, 5/15/47(T)	Aa2	9,000,000	9,589,586
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/44(T)	Aa3	10,000,000	10,399,903
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. C, 5.00%, 7/1/52	Aa2	5,715,000	6,369,226
Ser. B, 5.00%, 7/1/51	Aa2	4,750,000	5,239,597
Ser. B, 5.00%, 7/1/48	Aa2	1,500,000	1,666,504
Ser. B, 5.00%, 7/1/40	Aa2	2,200,000	2,560,416
Los Angeles, Dept. of Wtr. & Pwr. Wtr. Works Rev. Bonds, Ser. C, 5.00%, 7/1/42	Aa2	8,150,000	9,427,561
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,731,527
Ser. A, 6.125%, 11/1/29	BBB+	855,000	927,716
Ser. B, 6.125%, 11/1/29	BBB+	2,150,000	2,332,854
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	1,620,521
4.00%, 9/1/36	BB+/P	500,000	506,051
Modesto, Elementary School Dist. G.O. Bonds, (Stanislaus Cnty., Election 2018, Measure D), Ser. C, 5.00%, 8/1/52	Aa3	5,000,000	5,544,714
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,229,705
5.00%, 8/1/44	AA	2,000,000	2,184,430
Moreno Valley, Unified School Dist. G.O. Bonds, (Election of 2014), Ser. D, AGM, 5.25%, 8/1/52	AA	8,000,000	8,918,177
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,596,007
Newport Beach, Impt. Dist. No. 124 Special Assmt. Bonds, Ser. A
5.00%, 9/2/43	BBB/P	650,000	703,843
4.125%, 9/2/38	BBB/P	575,000	591,356
4.00%, 9/2/33	BBB/P	200,000	211,346
4.00%, 9/2/32	BBB/P	250,000	263,342
4.00%, 9/2/31	BBB/P	250,000	263,049
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	13,000,000	13,013,395
Norwalk-La Mirada, Unified School Dist. G.O. Bonds, Ser. F, 5.00%, 8/1/51	Aa3	3,000,000	3,305,532
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,039,656
4.00%, 9/1/42	BB+/P	600,000	571,528
4.00%, 9/1/36	BB+/P	500,000	505,179
Orange Cnty., Cmnty. Fac. Dist. No. 2023-1 Special Tax Bonds, Ser. A, 5.50%, 8/15/48	BB-/P	1,450,000	1,524,499
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM
5.25%, 9/1/52	AA	2,500,000	2,746,872
4.125%, 9/1/47	AA	1,250,000	1,271,402
4.00%, 9/1/42	AA	800,000	819,746
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	431,469
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/40	Aa3	14,125,000	16,361,808
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/41(STP)	AA	1,990,000	2,088,367
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/37(STP)	AA	1,010,000	1,067,861
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/26(STP)	AA	500,000	533,328
5.00%, 10/1/24	AA	445,000	451,938
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	485,000	497,267
5.00%, 9/1/39	BB+/P	485,000	498,377
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,430,000	3,532,052
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,273,466
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,121,408
4.00%, 9/1/45	BBB+/F	750,000	696,562
4.00%, 9/1/40	BB+/P	555,000	534,170
Roseville, Special Tax
5.00%, 9/1/39	BB/P	465,000	489,102
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,608,122
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	397,615
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	920,950
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	680,302
Roseville, Special Tax Bonds
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/53	BB+/P	1,000,000	1,021,899
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/48	BB+/P	850,000	874,546
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/43	BB+/P	735,000	772,352
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/37	BBB-/P	1,250,000	1,276,025
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/33	BBB-/P	1,000,000	1,025,766
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/46	BB/P	600,000	547,823
4.00%, 9/1/41	BB/P	1,000,000	956,243
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM, 4.00%, 8/1/37	AA	450,000	474,104
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,523,380
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	970,000	971,059
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	6,645,000	7,422,079
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	875,000	785,308
4.00%, 9/1/45	BB/P	550,000	512,975
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	992,838
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,140,646
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.25%, 10/15/52	AA-	8,000,000	9,110,941
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	440,000	441,755
San Diego, Unified School Dist. G.O. Bonds
Ser. R-2, stepped-coupon zero % (6.625%, 7/1/30), 7/1/41(STP)	Aa2	1,990,000	2,005,058
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	669,612
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,454,965
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB-/P	850,000	815,845
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	5,035,322
3.00%, 8/1/38	Aaa	4,280,000	3,898,431
(Green Bonds), Ser. C-1, 3.00%, 8/1/37	Aaa	3,250,000	3,025,270
San Francisco, Bay Area Rapid Transit Dist. Sales Tax Rev. Bonds, Ser. A, 3.00%, 7/1/44	AA+	3,000,000	2,521,126
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. B, 5.00%, 5/1/52	A1	5,285,000	5,810,863
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.00%, 5/1/58	VMIG 1	12,505,000	12,505,000
San Francisco, City & Cnty. Pub. Util. Comm. Rev. Bonds, Ser. A, 5.00%, 11/1/53	AA	7,000,000	7,856,506
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds
(Dist. No. 6), AGM, 5.25%, 8/1/43	AA	1,000,000	1,153,586
(Dist. No. 6), AGM, 5.25%, 8/1/42	AA	1,000,000	1,157,496
(Dist. No. 6), AGM, 5.25%, 8/1/41	AA	1,250,000	1,452,873
(Dist. No. 6), AGM, 5.25%, 8/1/40	AA	1,100,000	1,283,840
(Dist. No. 6), AGM, 5.25%, 8/1/39	AA	1,000,000	1,175,358
(No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31 (Prerefunded 2/28/24)	BBB/P	1,140,000	1,143,593
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BBB/P	1,300,000	1,287,111
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.25%, 6/1/46	AA+	1,250,000	1,382,480
5.00%, 6/1/40	AA+	600,000	666,855
San Joaquin, Regl. Rail Comm. COP
4.00%, 5/1/40	A2	390,000	404,244
4.00%, 5/1/38	A2	460,000	479,989
4.00%, 5/1/37	A2	490,000	514,625
4.00%, 5/1/36	A2	350,000	371,131
4.00%, 5/1/35	A2	330,000	352,527
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	1,885,000	2,123,419
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	540,000	477,325
3.00%, 8/1/39	Aa2	1,385,000	1,277,742
3.00%, 8/1/37	Aa2	355,000	337,979
3.00%, 8/1/36	Aa2	250,000	244,094
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,510,313
South Lake Tahoe, Joint Pwrs. Fin. Auth. Rev. Bonds, Ser. A
5.25%, 10/1/53	AA	4,000,000	4,526,095
5.25%, 10/1/48	AA	3,500,000	3,994,031
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Los Angeles, Dept. of Wtr. & Pwr.), Ser. 1-A, 5.25%, 7/1/53	Aa2	2,500,000	2,869,468
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	2,884,675
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A-	1,000,000	1,080,381
5.00%, 2/1/35	A-	2,410,000	2,612,189
Sweetwater, G.O. Bonds, (Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	A1	6,500,000	7,132,421
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	11,260,000	11,601,947
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,153,620
U. of CA Rev. Bonds, Ser. AZ, 5.00%, 5/15/48	Aa2	9,110,000	9,744,162
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	Baa1	740,000	801,204
5.00%, 8/1/39	Baa1	425,000	461,774
5.00%, 8/1/35	Baa1	1,440,000	1,562,399
5.00%, 8/1/34	Baa1	1,060,000	1,150,979
5.00%, 8/1/33	Baa1	960,000	1,042,704
5.00%, 8/1/32	Baa1	1,000,000	1,086,827
5.00%, 8/1/31	Baa1	770,000	837,380
Western Placer Waste Mgt. Auth. Rev. Bonds, (Material Recvy. Fac.), Ser. A, 5.00%, 6/1/40	AA	1,200,000	1,402,323

			786,533,271
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	715,000	746,437
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,536,635

			2,283,072
Illinois (0.2%)
IL State G.O. Bonds, 5.00%, 1/1/41	A3	1,770,000	1,796,606

			1,796,606
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	2,750,000	2,633,540

			2,633,540
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,617,194

			4,617,194

Total municipal bonds and notes (cost $821,508,667)			$808,434,344

SHORT-TERM INVESTMENTS (1.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	8,909,506	$8,909,506
U.S. Treasury Bills 5.457%, 1/23/24(SEG)		$200,000	199,385
U.S. Treasury Bills 5.402%, 3/21/24(SEG)		600,000	593,165

Total short-term investments (cost $9,701,891)			$9,702,056
TOTAL INVESTMENTS

Total investments (cost $831,210,558)			$818,136,400

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	96	$12,825,000	$12,825,000	Mar-24	$(1,057,372)

Unrealized appreciation					—

Unrealized (depreciation)					(1,057,372)

Total					$(1,057,372)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $800,707,825.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$14,977,564	$52,658,003	$58,726,061	$160,901	$8,909,506

	Total Short-term investments	$14,977,564	$52,658,003	$58,726,061	$160,901	$8,909,506
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $746,501.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.87%, 5.47%, 5.59%, 5.38%, 5.33% and 5.16%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.9%
	Local debt	16.9
	Healthcare	12.0
	Land	11.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $32,905,209 were held by the TOB trust and served as collateral for $20,516,353 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $189,832 for these investments based on an average interest rate of 3.70%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$808,434,344	$—
Short-term investments	—	9,702,056	—

Totals by level	$—	$818,136,400	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,057,372)	$—	$—

Totals by level	$(1,057,372)	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	90
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com